Commitments and contingencies (Details Narrative)			3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 22, 2022 USD ($)	Aug. 22, 2019 USD ($)	Oct. 31, 2023 USD ($) a	Oct. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2023 USD ($) a $ / shares	Oct. 31, 2022 USD ($)	Jan. 31, 2023 USD ($) a $ / shares	Jan. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent						$ 165		$ 165
Lease due date						Sep. 01, 2023		Sep. 01, 2023
Written off liabilities								$ 1,072,667
Debt current								29,677
Adjustment of additional paid in capital share based compensation					$ 44,706			44,707
Settlement of debt							$ 998,284	$ 998,284
Former Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss contingency damages sought value		$ 50,000
James Briscoe [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Periodic payment	$ 29,627
AZMEP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description						AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years		AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years.
AZMEP [Member] | Phase One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements						$ 27,264		$ 29,308.49
AZMEP [Member] | First Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares						$ 2.00		$ 2.00
Minimum work expenditure requirements								$ 10
AZMEP [Member] | Three Through Five Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares						$ 1.00		$ 1.00
Minimum work expenditure requirements						$ 20		$ 20
AZMEP [Member] | Second Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements						$ 10		$ 10
Tombstone Project [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description						The rentals due by September 1, 2023 for the period from September 1, 2023 through September 1, 2024 of $15,345 have been paid		The rentals due by September 1, 2023 for the period from September 1, 2023 through September 1, 2024 of $15,345 have not been paid yet, but we plan to pay when due.
Accrued rent			$ 15,345			$ 15,345		$ 15,345
Area of land | a			12,878.18			12,878.18		12,878.18
Tombstone Region of Arizona [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent						$ 105		$ 105